Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Year	Summary Compensation Table Total for PEO(1) (Kiser)	Summary Compensation Table Total for PEO(1) (Asbury)	Compensation Actually Paid to PEO(1) (Kiser)	Compensation Actually Paid to PEO(1) (Asbury)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(3)	Net Income (in Thousands)
2024	$ 473,355	$ 526,959	$ 436,807	$ 487,355	$ 315,534	$ 290,781	$ 162.67	$ 8,204
2023	-	$ 481,407	-	$ 465,554	$ 305,343	$ 295,105	$ 107.13	$ 7,184
2022	-	$ 393,685	-	$ 393,685	$ 279,223	$ 279,223	$ 115.19	$ 8,082

Non-PEO NEO Average Total Compensation Amount	[1]	$ 315,534	$ 305,343	$ 279,223
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	290,781	295,105	279,223
Total Shareholder Return Amount	[2]	162.67	107.13	115.19
Net Income (Loss) Attributable to Parent		8,204,000	7,184,000	8,082,000
Kiser [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[3]	473,355
PEO Actually Paid Compensation Amount	[3]	436,807
Asbury [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[3]	526,959	481,407	393,685
PEO Actually Paid Compensation Amount	[3]	$ 487,355	$ 465,554	$ 393,685
James W Kiser [Member]
Pay vs Performance Disclosure [Table]
PEO Name		James W. Kiser
C Todd Asbury [Member]
Pay vs Performance Disclosure [Table]
PEO Name		C. Todd Asbury	C. Todd Asbury

[1]	During 2024 our remaining NEOs consisted of Christopher G. Speaks and Bryan T. Booher. During 2023 our remaining NEOs consisted of James W. Kiser and Christopher G. Speaks.
[2]	Calculated based on a fixed investment of $100 in the Company’s stock, based on the closing price of the Company’s stock on the last trading day prior to January 1, 2023, assuming reinvestment of dividends, through and including the end of each fiscal year.
[3]	During 2024 James W. Kiser was our PEO after March 31, 2024. During 2023 and 2024, C. Todd Asbury was our PEO through March 31, 2024.